Note Receivable (Details) - Nukkleus Inc.[Member] - USD ($)	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Note Receivable (Details) [Line Items]
Aggregate principal amount	$ 154,150
Fixed interest rate	0.00%	0.00%